Total
T. Rowe Price Tax-Free High Yield Fund
Supplement to Prospectus and Summary Prospectus dated May 1, 2024

Effective November 1, 2024, the fee table and expense example in the Summary Prospectus and Section 1 of the Prospectus are revised as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses below are annualized based on the fees and expenses for the six month period ended August 31, 2024. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Tax-Free High Yield Fund - USD ($)	Investor Class		I Class	Advisor Class
Maximum account fee	$ 20	[1]	none	none
[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Tax-Free High Yield Fund		Investor Class	I Class	Advisor Class
Management fees	[1]	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees		none	none	0.25%
Other expenses		0.18%	0.05%	0.27%
Total annual fund operating expenses		0.63%	0.50%	0.97%
[1]	Restated to reflect current fee.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Tax-Free High Yield Fund - USD ($)	Investor Class	I Class	Advisor Class
1 Year	$ 64	$ 51	$ 99
3 Years	202	160	309
5 Years	351	280	536
10 Years	$ 786	$ 628	$ 1,190